Notes Related to the Consolidated Statement of Income (Loss) - Summary of Subscription Warrants - AGA Plan (Detail) € / shares in Units, € in Thousands	12 Months Ended
Dec. 31, 2019 EUR (€) € / shares shares
Free Shares Grant In January 2018 [member]
Disclosure of detailed information of operating income loss [line items]
Price of the underlying share | € / shares	€ 18.00
Expected dividends	0.00%
Volatility	42.17%
Repo margin	5.00%
Maturity	3 years
Fair value of the plan | €	€ 1,145
Free Shares Grant In January 2019 [member]
Disclosure of detailed information of operating income loss [line items]
Price of the underlying share | € / shares	€ 6.38
Expected dividends	0.00%
Volatility	38.22%
Repo margin	5.00%
Maturity	3 years
Fair value of the plan | €	€ 102
Free Shares Grant In April 2019 [member]
Disclosure of detailed information of operating income loss [line items]
Price of the underlying share | € / shares	€ 7.20
Expected dividends	0.00%
Volatility	36.32%
Repo margin	5.00%
Maturity	3 years
Fair value of the plan | €	€ 269
Free Shares Grant In October 2019 [member]
Disclosure of detailed information of operating income loss [line items]
Price of the underlying share | € / shares	€ 3.78
Expected dividends	0.00%
Volatility	38.76%
Repo margin	5.00%
Maturity	5 years
Fair value of the plan | €	€ 434
Free Shares Grant In January 2017 [member]
Disclosure of detailed information of operating income loss [line items]
Price of the underlying share | € / shares	€ 15.51
Expected dividends	0.00%
Volatility	48.00%
Repo margin	5.00%
Maturity	3 years
Fair value of the plan | €	€ 115
Free Shares Grant In June 2017 [member]
Disclosure of detailed information of operating income loss [line items]
Price of the underlying share | € / shares	€ 28.25
Expected dividends	0.00%
Volatility	48.00%
Repo margin	5.00%
Maturity	3 years
Fair value of the plan | €	€ 1,081
Free Shares Grant In October 2017 [member]
Disclosure of detailed information of operating income loss [line items]
Price of the underlying share | € / shares	€ 24.70
Expected dividends	0.00%
Volatility	48.00%
Repo margin	5.00%
Maturity	3 years
Fair value of the plan | €	€ 180
A G A2016 | Free Shares Grant In January 2018 [member]
Disclosure of detailed information of operating income loss [line items]
Number of shares	40,500
A G A2016 | Free Shares Grant In January 2017 [member]
Disclosure of detailed information of operating income loss [line items]
Number of shares	15,000
A G A2016 | Free Shares Grant In June 2017 [member]
Disclosure of detailed information of operating income loss [line items]
Number of shares	8,652
A G A2016 | Free Shares Grant In October 2017 [member]
Disclosure of detailed information of operating income loss [line items]
Number of shares	16,650
A G A2017 | Free Shares Grant In January 2018 [member]
Disclosure of detailed information of operating income loss [line items]
Number of shares	113,940
A G A2017 | Free Shares Grant In June 2017 [member]
Disclosure of detailed information of operating income loss [line items]
Number of shares	74,475
A G A2018 | Free Shares Grant In January 2019 [member]
Disclosure of detailed information of operating income loss [line items]
Number of shares	36,150
A G A2018 | Free Shares Grant In April 2019 [member]
Disclosure of detailed information of operating income loss [line items]
Number of shares	94,200
A G A2019 | Free Shares Grant In October 2019 [member]
Disclosure of detailed information of operating income loss [line items]
Number of shares	300,941